Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Taxes
Schedule of income tax expense

($ in millions)	2016	2015	2014
Current taxes	925	1,005	1,130
Deferred taxes	(144)	(217)	72

Tax expense from continuing operations	781	788	1,202

Tax expense (benefit) from discontinued operations	(4)	(2)	1

Effective tax rate for the year

($ in millions, except % data)	2016	2015	2014
Income from continuing operations before taxes	2,799	2,840	3,896

Weighted-average global tax rate	21.2%	21.8%	23.8%
Income taxes at weighted-average tax rate	594	619	929
Items taxed at rates other than the weighted-average tax rate	27	(36)	146
Impact of non-deductible goodwill allocated to divested businesses	—	9	77
Changes in valuation allowance, net	(17)	57	52
Effects of changes in tax laws and enacted tax rates	42	—	(52)
Non-deductible expenses, excluding goodwill	86	52	45
Other, net	49	87	5

Tax expense from continuing operations	781	788	1,202

Effective tax rate for the year	27.9%	27.7%	30.9%

Components of deferred income tax assets and liabilities

	December 31,
($ in millions)	2016	2015
Deferred tax assets:

Unused tax losses and credits	514	623
Provisions and other accrued liabilities	865	887
Pension	507	528
Inventories	273	267
Property, plant and equipment and other non-current assets	266	282
Other	93	89

Total gross deferred tax asset	2,518	2,676
Valuation allowance	(561)	(606)

Total gross deferred tax asset, net of valuation allowance	1,957	2,070

Deferred tax liabilities:
Property, plant and equipment	(234)	(279)
Intangibles and other non-current assets	(616)	(721)
Pension and other accrued liabilities	(79)	(143)
Inventories	(91)	(91)
Other current assets	(108)	(139)
Unremitted earnings	(537)	(523)
Other	(92)	(84)

Total gross deferred tax liability	(1,757)	(1,980)

Net deferred tax asset (liability)	200	90

Included in:

“Deferred taxes”—current assets	888	881
“Deferred taxes”—non-current assets	527	423
“Deferred taxes”—current liabilities	(258)	(249)
“Deferred taxes”—non-current liabilities	(957)	(965)

Net deferred tax asset (liability)	200	90

Unrecognized tax benefits

		Penalties and
		interest
		related to
	Unrecognized	unrecognized
($ in millions)	tax benefits	tax benefits	Total
Classification as unrecognized tax items on January 1, 2014	733	154	887

Net change due to acquisitions and divestments	(3)	1	(2)
Increase relating to prior year tax positions	25	39	64
Decrease relating to prior year tax positions	(24)	(7)	(31)
Increase relating to current year tax positions	85	—	85
Decrease relating to current year tax positions	(1)	—	(1)
Decrease due to settlements with tax authorities	(19)	(10)	(29)
Decrease as a result of the applicable statute of limitations	(36)	(19)	(55)
Exchange rate differences	(55)	(12)	(67)

Balance at December 31, 2014, which would, if recognized, affect the

effective tax rate	705	146	851
Increase relating to prior year tax positions	52	38	90
Decrease relating to prior year tax positions	(33)	(3)	(36)
Increase relating to current year tax positions	155	—	155
Decrease due to settlements with tax authorities	(38)	(13)	(51)
Decrease as a result of the applicable statute of limitations	(62)	(15)	(77)
Exchange rate differences	(35)	(8)	(43)

Balance at December 31, 2015, which would, if recognized, affect the

effective tax rate	744	145	889
Increase relating to prior year tax positions	88	74	162
Decrease relating to prior year tax positions	(21)	(20)	(41)
Increase relating to current year tax positions	167	13	180
Decrease due to settlements with tax authorities	(96)	(21)	(117)
Decrease as a result of the applicable statute of limitations	(95)	(13)	(108)
Exchange rate differences	(27)	(6)	(33)

Balance at December 31, 2016, which would, if recognized, affect the
effective tax rate	760	172	932

Open tax years subject to examination
Region	Year
Europe	2011
The Americas	2013
Asia, Middle East & Africa	2007